Retirement Benefit Plans - Pension Costs Recognized in Profit and Loss for Defined Benefit Plans (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	$ 2,953	$ 2,834	$ 2,822
Operating costs [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	1,796	1,734	1,732
Marketing expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	886	847	838
General and administrative expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	164	156	155
Research and development expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	$ 107	$ 97	$ 97